EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income (loss) attributable to ordinary shares - basic	$ 10,389	$ (905)
Net income (loss) - diluted	$ 10,389	$ (905)
Denominator:
Number of ordinary shares outstanding during the year	33,116,072	26,546,844
Weighted average effect of dilutive securities:
Employee options and restricted share units	3,173,730
Diluted number of ordinary shares outstanding	36,289,802	26,546,844
Basic net earnings (loss) per ordinary share	$ 0.31	$ (0.03)
Diluted net earnings (loss) per ordinary share	$ 0.29	$ (0.03)
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	996,486	5,084,480